Schedule of Components of Income Tax Expense (Benefit) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Current:
Federal			$ 170	$ 228	$ 169
State			36	33	35
Non-U.S.			8	20	16
Current income tax provision			214	281	220
Deferred:
Federal			21	(50)	(60)
State			(6)	0	1
Non-U.S.			7	(3)	(2)
Deferred income tax provision	59	61	22	(53)	(61)
Income Tax Expense (Benefit)	$ 63	$ 61	$ 236	$ 228	$ 159